Dividends Per Share - Summary of Dividend Per Share (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Aggregate amount	¥ 272,756	¥ 322,761	¥ 280,272
Sumitomo mitsui banking corporation [member]
Dividends per share	¥ 185	¥ 175	¥ 155
Aggregate amount	¥ 255,835	¥ 245,577	¥ 218,596